Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

28 Long-term debt

	Range of interest rates	Average rate of interest	Amount outstanding 2011	Due in 2012	Due after 2012	Due after 2016	Average remaining term (in years)	Amount outstanding December 31, 2010
EUR notes	4.3%-10.0%	7.1%	476	—	476	—	2.9	1,193
USD notes	3.15%-10.0%	7.5%	3,262	10	3,252	1,845	5.0	2,911
Bank borrowings	2.0%	2.0%	4	—	4	—	2.6	2
Liabilities arising from capital lease transactions	2.6%-13.3%	5.6%	22	7	15	1	2.6	24
Other long-term debt	—	—	—	—	—	—	—	3

		7.4%	3,764	17	3,747	1,846	4.7	4,133
Corresponding data of previous year		7.0%	4,133	5	4,128	1,003	4.4

The following amounts of long-term debt at book value as of December 31, 2011 are due in the next 5 years:

2012	17
2013	482
2014	18
2015	784
2016	617
Due after 5 years	1,846

3,764

Related to the Formation, NXP issued on October 12, 2006 several series of notes with maturities ranging from 7 to 9 years with a mix of floating and fixed rates. Several series are denominated in U.S. dollar and several series are euro denominated. The euro and U.S. dollar notes represent 13% and 87% respectively of the total principal amount of the notes outstanding. The series of unsecured debt have a remaining tenor of 3.8 years. The remaining tenor of secured debt is on average 5.0 years.

Debt exchange and repurchase

At December 31, 2011, total long-term debt has been reduced to $3,747 million from $4,128 million at December 31, 2010 and $4,673 million at December 31, 2009.

In 2011 the long-term debt level was reduced by $381 million through various long-term debt transactions, open market transactions and exchange rate differences. All outstanding 2014 Dollar Fixed Rate Notes were redeemed for $362 million. Extinguishment of debt in 2011 amounted to a loss of $32 million compared to a gain of $57 million in 2010.

A covenant term loan due in 2017 was issued for $500 million whereas $100 million of 2013 Dollar Floating Rate Secured Notes together with €143 million of 2013 Euro Floating Rate Secured Notes were redeemed. Several open market transactions led to a reduction in principal amount of: Euro denominated Senior Notes 2015 of €32 million, U.S. dollar denominated Senior Notes 2015 of $96 million and U.S. dollar denominated Senior Secured Notes 2018 of $78 million.

In a private transaction, $615 million of Floating Rate Secured Notes 2016 were issued in exchange for €202 million of Euro Floating Rate Secured Notes 2013, $257 million of USD Floating Rate Secured Notes 2013 and cash consideration of $71 million, the latter which has been used in combination with cash to redeem $76 million of USD Floating Rate Secured Notes 2013.

A second covenant term loan due in 2017 for $500 million was issued and used to redeem $275 million of USD Floating Rate Secured Notes 2013 and €150 million of EUR Floating Rate Secured Notes 2013

In 2010, our long-term debt level was reduced by $545 million. We bought back $1,440 million of our outstanding debt for cash consideration of $1,383 million. This was financed by cash from operations and our offer of $1,000 million Senior Secured Notes due in 2018 (the bank fees related to this new issuance of $28 million were capitalized) and $448 million of net proceeds from the completion of an IPO.

The Company may from time to time continue to seek to retire or purchase its outstanding debt through cash purchases and/or exchanges, in open market purchases, privately negotiated transactions or otherwise.

Other effects on the total long-term debt position relate to the translation of euro-denominated notes outstanding.

Euro notes

The Euro notes outstanding as of the end of December 2011 consist of the following three series:

•	a €203 million aggregate principal amount of 8.625% senior notes due 2015; and

•

a €142 million aggregate principal amount of floating rate senior secured notes due 2013 with an interest rate of three-month EURIBOR plus 2.75%, except that the interest rate for the period beginning on the date these notes were offered, October 12, 2006 through January 14, 2007, was 6.214%; and

•	a €29 million aggregate principal amount of 10% super priority notes due 2013.

U.S. dollar-denominated notes

The U.S. dollar-denominated notes consist of the following seven series:

•	a $221 million aggregate principal amount of 10% super priority notes due 2013; and

•

a $58 million aggregate principal amount of floating rate senior secured notes due 2013 with an interest rate of three-month LIBOR plus 2.75%, except that the interest rate for the period beginning on the date these notes were offered, October 12, 2006 through January 14, 2007, was 8.118%; and

•	a $510 million aggregate principal amount of 9.5% senior notes due 2015; and

•	a $615 million aggregate principal amount of floating rate senior secured notes due 2016 with an interest rate of three-month LIBOR plus 5.5%; and

•	a $499 million aggregate principal amount of floating rate senior secured term loan due 2017 with an interest rate of LIBOR plus 4.25% with a floor of 1.25%; and

•	a $496 million aggregate principal amount of floating rate senior secured term loan due 2017 with an interest rate of LIBOR plus 3.25% with a floor of 1.25%; and

•	a $922 million aggregate principal amount of 9.75% senior secured notes due 2018.

Certain terms and Covenants of the Euro and U.S. dollar-denominated notes

The Company is not required to make mandatory redemption payments or sinking fund payments with respect to the notes. With respect to the 2017 Term Loans, the Company is required to repay $10 million annually ($1.25 million per 2017 Term Loan per quarter).

The indentures governing the notes contain covenants that, among other things, limit the Company's ability and that of restricted subsidiaries to incur additional indebtedness, create liens, pay dividends, redeem capital stock or make certain other restricted payments or investments; enter into agreements that restrict dividends from restricted subsidiaries; sell assets, including capital stock of restricted subsidiaries; engage in transactions with affiliates; and effect a consolidation or merger.

Certain portions of long-term and short-term debt as of December 31, 2011 in the principal amount of $3,033 million (2010: $3,639 million) have been secured by collateral on substantially all of the Company's assets and of certain of its subsidiaries.

The notes are fully and unconditionally guaranteed jointly and severally, on a senior basis by certain of the Company's current and future material wholly owned subsidiaries ("Guarantors").

Pursuant to various security documents related to the above mentioned secured notes and the $647 million (denominated €500 million) committed revolving credit facility, the Company and each Guarantor has granted first priority liens and security interests in, amongst others, the following, subject to the grant of further permitted collateral liens:

(a)	all present and future shares of capital stock of (or other ownership or profit interests in) each of its present and future direct subsidiaries, other than SMST Unterstützungskasse GmbH, and material joint venture entities;

(b)	all present and future intercompany debt of the Company and each Guarantor;

(c)	all of the present and future property and assets, real and personal, of the Company, and each Guarantor, including, but not limited to, machinery and equipment, inventory and other goods, accounts receivable, owned real estate, leaseholds, fixtures, general intangibles, license rights, patents, trademarks, trade names, copyrights, chattel paper, insurance proceeds, contract rights, hedge agreements, documents, instruments, indemnification rights, tax refunds, but excluding cash and bank accounts; and

(d)	all proceeds and products of the property and assets described above.

Notwithstanding the foregoing, certain assets may not be pledged (or the liens not perfected) in accordance with agreed security principles, including:

•	if the cost of providing security is not proportionate to the benefit accruing to the holders; and

•	if providing such security requires consent of a third party and such consent cannot be obtained after the use of commercially reasonable efforts; and

•

if providing such security would be prohibited by applicable law, general statutory limitations, financial assistance, corporate benefit, fraudulent preference, "thin capitalization" rules or similar matters or providing security would be outside the applicable pledgor's capacity or conflict with fiduciary duties of directors or cause material risk of personal or criminal liability after using commercially reasonable efforts to overcome such obstacles; and

•

if providing such security would have a material adverse effect (as reasonably determined in good faith by such subsidiary) on the ability of such subsidiary to conduct its operations and business in the ordinary course as otherwise permitted by the indenture; and

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if providing such security or perfecting liens thereon would require giving notice (i) in the case of receivables security, to customers or (ii) in the case of bank accounts, to the banks with whom the accounts are maintained. Such notice will only be provided after the secured notes are accelerated.

Subject to agreed security principles, if material property is acquired by the Company or a Guarantor that is not automatically subject to a perfected security interest under the security documents, then the Company or relevant Guarantor will within 60 days provide security over this property and deliver certain certificates and opinions in respect thereof as specified in the indenture governing the notes.